Operating segments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Schedule of segment information

		June 30, 2026	June 30, 2025
		(In thousands of Korean won)
Segment revenue	₩	-	-
Depreciation/Amortization		(103,485)	(121,250)
Segment operating loss		(2,758,627)	(3,443,817)
Segment loss for the period		(2,997,895)	(3,400,181)

		2025	2024
		(In thousands of Korean won)
Segment revenue	₩	-	-
Depreciation/Amortization		224,892	338,678
Segment operating loss		(5,963,360)	(7,600,831)
Segment loss for the year		(6,141,476)	(8,065,334)